NEW PROVIDENCE INVESTMENT TRUST
                            116 South Franklin Street
                               Post Office Box 69
                        Rocky Mount, North Carolina 27802
                                 (252) 972-9922

                                 October 3, 2006


VIA EDGAR
=========

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549


RE:  New  Providence   Investment  Trust  ("Trust")  (File  Nos.  333-31359  and
     811-08295); on behalf of the Wisdom Fund ("Fund"), a series of the Trust
     ---------------------------------------------------------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulations under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and the Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 15 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed with the U.S. Securities and Exchange Commission electronically on September 28, 2006.

If you have any questions concerning the foregoing, please call the undersigned at (252) 972-9922, extension 215, or Thomas W. Steed, III at (252) 972-9922, extension 216.


Sincerely,
New Providence Investment Trust

/s/ Julian G. Winters
Julian G. Winters
Secretary and Assistant Treasurer



CC:    F. Scott Thomas, Esq.
       Parker Poe Adams and Bernstein LLP
       Three Wachovia Center
       401 South Tryon Street, Suite 3000
       Charlotte, North Carolina  28202

       Thomas W. Steed, III
       Executive Vice President and General Counsel
       The Nottingham Company
       Post Office Box 69
       Rocky Mount, North Carolina  27802